INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - disposal of subsidiaries (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 28, 2023	Dec. 28, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts of assets and liabilities as at the date of disposal:
Cash and bank balances			$ 20,092	$ 7,443	$ 15,923	$ 2,785
Property, plant and equipment			76,991	59,728	150,571
Total assets			110,233	75,940	388,148
Total liabilities			85,655	$ 75,782	$ 115,876
Cash flows arising from disposal:
Loss on sale of subsidiary			$ (55,418)
Galaxy Power LLC
Carrying amounts of assets and liabilities as at the date of disposal:
Cash and bank balances		$ 1,678
Property, plant and equipment		129,736
Trade and other debtors		367
Total assets		131,782
Trade and other creditors		12,077
Total liabilities		12,077
Net assets		119,705
Cash flows arising from disposal:
Proceeds used to paydown existing debt		56,029
Proceeds used for new loans		8,258
Total Proceeds	$ 64,000	64,287
Net assets disposed of (as above)		119,705
Loss on sale of subsidiary	$ (120,000)	$ (55,418)